IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
Effective December 31, 2012, Nicholas P. Constantakis retired from his position on the Federated Funds Board. Mr. Constantakis also retired from his position on the Audit Committee and the Nominating Committee.
The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
cash trust series ii
Federated Treasury Cash Series II
cash trust series, inc.
Federated Government Cash Series
Federated Municipal Cash Series
Federated Prime Cash Series
Federated Treasury Cash Series
federated GLOBAL allocation fund
federated adjustable rate securities fund
federated equity funds
Federated Capital Appreciation Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Equity Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Absolute Return Fund
Federated MDT Mid-Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
federated equity income fund, inc.
federated fixed income securities, inc.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
federated government income securities, inc.
federated gnma trust
federated high income bond fund, inc.
federated high yield trust
federated income securities trust
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Unconstrained Bond Fund

federated income trust
federated index trust
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
federated intermediate government fund, inc.
federated institutional trust
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Intermediate Government/Corporate Fund
federated International series, inc.
Federated International Bond Fund
federated investment series funds, inc.
Federated Bond Fund
federated mdt series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
federated managed pool series
Federated Corporate Bond Strategy Portfolio
Federated High-Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated Mortgage Strategy Portfolio
federated municipal securities fund, inc.
federated municipal securities income trust
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
federated mdt stock trust
federated short-intermediate duration municipal trust
federated total return government bond fund
federated total return series, inc.
Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
federated u.s. government securities fund: 1-3 years
federated u.s. government securities fund: 2-5 years
federated world investment series, inc.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
intermediate municipal trust
Federated Intermediate Municipal Trust

MONEY MARKET OBLIGATIONS TRUST
Federated Alabama Municipal Cash Trust
Federated Automated Cash Management Trust
Federated Automated Government Cash Reserves
Federated Automated Government Money Trust
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Government Reserves Fund
Federated Liberty U.S. Government Money Market Trust
Federated Massachusetts Municipal Cash Trust
Federated Master Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Management Obligations Fund
Federated Tax-Free Obligations Fund
Federated Tax-Free Trust
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations Fund
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
Tax-Free Money Market Fund
January 31, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451490 (1/13)